April 24, 2017

Chicago
New York
Washington, DC
London
San Francisco
Los Angeles
Singapore
vedderprice.com

Jacob C. Tiedt
Associate
+1 312 609 7697
jtiedt@vedderprice.com

VIA EDGAR

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Tortoise Essential Assets Income 2024 Term Fund, Inc. (the “Registrant”) (Reg. No. 811-23248)

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-2 relating to the issuance of common shares in connection with the Registrant’s initial public offering.

Please contact Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7697 if you have any questions or comments regarding the filing.

Yours very truly,

Jacob C. Tiedt
Associate

JCT/Enclosures

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005
Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, Vedder Price (CA), LLP, which operates in California, and Vedder Price Pte. Ltd., which operates in Singapore.